Locations and Gain (Loss) Amounts of Derivative Instruments Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Derivatives in fair value hedging relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ (1,232)		¥ (2,065)		¥ (136)
Derivatives in fair value hedging relationships | Interest rate swap agreements | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(1,232)	[1]	(2,065)	[1]	(136)	[1]
Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(28)		(1,505)		(482)
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	36	[1]	(517)	[1]	67	[1]
Derivatives not designated as hedging instruments | Non-deliverable forward contracts (NDF) | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	82	[1]	71	[1]	16	[1]
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ (146)	[1]	¥ (1,059)	[1]	¥ (565)	[1]

[1]	"Other, net" was included in "Other income (expense)."